Risks and Uncertainties - Schedule of Concentration of Risk by Customers (Details) (10-K)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Logistics Services Segment [Member] | Customer A [Member]
Concentration risk, percentage	22.40%	27.40%
Logistics Services Segment [Member] | Customer B [Member]
Concentration risk, percentage	18.30%	18.80%
Logistics Services Segment [Member] | Customer C [Member]
Concentration risk, percentage	17.80%	17.60%
Logistics Services Segment [Member] | Customer D [Member]
Concentration risk, percentage	5.00%	2.60%
Logistics Services Segment [Member] | Customer E [Member]
Concentration risk, percentage	3.80%	2.90%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer A [Member]
Concentration risk, percentage	85.50%	0.00%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer B [Member]
Concentration risk, percentage	10.20%	28.70%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer C [Member]
Concentration risk, percentage	2.00%	0.00%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer D [Member]
Concentration risk, percentage	0.70%	0.00%
Accounts Receivable [Member] | Garment Manufacturing Segment [Member] | Customer E [Member]
Concentration risk, percentage	0.50%	0.00%